Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Stock-Based Compensation
Stock-based compensation cost included in income from continuing operations

($ in millions)
For the year ended December 31:	2019	2018	2017
Cost	$100	$82	$91
Selling, general and administrative	453	361	384
Research, development and engineering	126	67	59
Pre-tax stock-based compensation cost	679	510	534
Income tax benefits	(155)	(116)	(131)
Net stock-based compensation cost	$524	$393	$403

Summary of Restricted Stock Units activity

	RSUs		PSUs
	Weighted-Average		Weighted-Average
	Grant Price	Number of Units	Grant Price	Number of Units
Balance at January 1, 2017	$147	8,899,092	$155	2,874,758
Awards granted	137	3,540,949	137	824,875
Awards released	153	(3,032,531)	175	(293,236)
Awards canceled/forfeited/performance adjusted	147	(852,247)	170	(757,084)	*
Balance at December 31, 2017	$141	8,555,263	$144	2,649,313	**
Awards granted	121	4,806,790	130	909,140
Awards released	148	(2,579,962)	152	(666,244)
Awards canceled/forfeited/performance adjusted	139	(979,387)	147	(472,514)	*
Balance at December 31, 2018	$130	9,802,704	$136	2,419,695	**
Awards granted	119	5,650,861	117	1,395,534
Awards released	136	(3,145,016)	140	(846,672)
Awards canceled/forfeited/performance adjusted	128	(981,921)	131	(112,107)	*
Balance at December 31, 2019	$123	11,326,628	$126	2,856,450	**

*   Includes adjustments of (8,544), (328,120) and (623,245) PSUs for 2019, 2018 and 2017, respectively, because final performance metrics were above or below specified targets.

** Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.

Summary of Performance Share Units activity

	RSUs		PSUs
	Weighted-Average		Weighted-Average
	Grant Price	Number of Units	Grant Price	Number of Units
Balance at January 1, 2017	$147	8,899,092	$155	2,874,758
Awards granted	137	3,540,949	137	824,875
Awards released	153	(3,032,531)	175	(293,236)
Awards canceled/forfeited/performance adjusted	147	(852,247)	170	(757,084)	*
Balance at December 31, 2017	$141	8,555,263	$144	2,649,313	**
Awards granted	121	4,806,790	130	909,140
Awards released	148	(2,579,962)	152	(666,244)
Awards canceled/forfeited/performance adjusted	139	(979,387)	147	(472,514)	*
Balance at December 31, 2018	$130	9,802,704	$136	2,419,695	**
Awards granted	119	5,650,861	117	1,395,534
Awards released	136	(3,145,016)	140	(846,672)
Awards canceled/forfeited/performance adjusted	128	(981,921)	131	(112,107)	*
Balance at December 31, 2019	$123	11,326,628	$126	2,856,450	**

*   Includes adjustments of (8,544), (328,120) and (623,245) PSUs for 2019, 2018 and 2017, respectively, because final performance metrics were above or below specified targets.

** Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.

Summary of total fair value of RSUs and PSUs granted and vested

($ in millions)
For the year ended December 31:	2019	2018	2017
RSUs
Granted	$674	$583	$484
Vested	428	381	463
PSUs
Granted	$164	$118	$113
Vested	118	101	51